POST-EMPLOYMENT BENEFIT - Sensitivity analysis (Details) - Pension benefit plans R$ in Thousands	Dec. 31, 2023 BRL (R$)
Sensitivity analysis
Decrease in defined benefit obligation	R$ (3,248,553)
Increase in defined benefit obligation	R$ 1,628,493
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Decrease in defined benefit obligation	R$ (3,248,553)
Increase in defined benefit obligation	R$ 1,628,493
Wages growth
Sensitivity analysis
Rate decrease (as a percent)	1.00%
Decrease in defined benefit obligation	R$ 105,768
Increase in defined benefit obligation	R$ (98,656)